Investment Risks	Apr. 30, 2025
Defiance AI & Connective Tech ETF | Satellite Communications And Space Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Satellite Communications and Space Industry Risk. Companies engaged in satellite communications and/or the space industry may be significantly impacted by rapid and significant technological advancements in the satellite communications and space industry that result in the obsolescence of a company’s products and/or services. Satellite companies are subject to competition from other satellite companies as well as terrestrial industries. Companies in the space industry may face significant competition from new entrants, including both governments and the private sector, and are thus subject to increased risk relative to companies operating in more established industries. Increased competition may result in the need for significant capital expenditures by these companies. These companies rely, to a large extent, on U.S. Government and non-U.S. government demand for their products and services and may be significantly affected by changes in government regulations and spending. Changes to an administration’s priorities with respect to space exploration and scientific discovery may result in budgetary cuts, government staff reductions, and/or program closures, which in turn may impact the profitability of these companies. Satellite companies are also subject to regulatory risks relating to the allocation of orbital positions and spectrum under the International Telecommunication Union as well as other regulatory bodies in foreign countries. These companies also rely upon obtaining government authorization to license and/or operate ground facilities used to operate their satellites and/or relay data. If a company fails to obtain or maintain regulatory authorizations with respect to orbital positions, spectrum, or associated ground facilities, the company may not be able to operate its existing satellites or expand its operations. Satellite companies are also subject to manufacturing delays, launch delays or failures, and operational and environmental risks (e.g., signal interference or space debris) that could limit their ability to utilize satellites needed to deliver services to customers. Such companies may also be subject to additional risks if they do not carry commercial launch or in-orbit insurance covering the full value of their satellites. In addition, these companies are heavily dependent upon patent and intellectual property rights. A company’s success in obtaining or protecting a patent related to satellite communication technologies, including the associated costs, are critical factors that may affect a company’s profitability.